Aggressive Allocation Lifestyle Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Aggr Alloc Lifestyle Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.03%	8.71%	8.50%
None
Prospectus [Line Items]
Average Annual Return, Percent	14.23%	8.07%	7.59%